Non-adjusting events after the reporting period (Details)	Mar. 31, 2025 CNY (¥)	Jan. 06, 2025 USD ($)	Sep. 23, 2024 CNY (¥) shares	Oct. 27, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020
Non-adjusting events after the reporting period
Equity interest acquired (in percentage)						20.00%
Aggregate consideration for acquisition				¥ 694,479,000	¥ 356,000,000
Issuance of equity linked securities | Equity linked securities
Non-adjusting events after the reporting period
Principal amount | $		$ 550,000,000
Interest rate		0.50%
Acquisition of shares | Yonghui superstores co ltd
Non-adjusting events after the reporting period
Number of shares issued | shares			2,668,135,376
Equity interest acquired (in percentage)	29.40%		29.40%
Aggregate consideration for acquisition	¥ 6,270,118,000		¥ 6,270,118,134